Consolidated Statements of Changes in Equity - USD ($)		Share capital Previously Reported	Share capital Adjustments for modification of Reachnet Agreement	Share capital	Translation of foreign subsidiaries Previously Reported	Translation of foreign subsidiaries Adjustments for modification of Reachnet Agreement	Translation of foreign subsidiaries	Promissory Note – Equity Classification Previously Reported	Promissory Note – Equity Classification Adjustments for modification of Reachnet Agreement	Promissory Note – Equity Classification	Retained earnings Previously Reported	Retained earnings Adjustments for modification of Reachnet Agreement	Retained earnings	Securities Premium reserve Previously Reported	Securities Premium reserve Adjustments for modification of Reachnet Agreement	Securities Premium reserve	Employee benefits reclassification Previously Reported	Employee benefits reclassification Adjustments for modification of Reachnet Agreement	Employee benefits reclassification	ESOP Trust Previously Reported	ESOP Trust Adjustments for modification of Reachnet Agreement	ESOP Trust	Total Previously Reported	Total Adjustments for modification of Reachnet Agreement	Total	Non- controlling interest Previously Reported	Non- controlling interest Adjustments for modification of Reachnet Agreement	Non- controlling interest	Previously Reported	Adjustments for modification of Reachnet Agreement	Total
Balance at Mar. 31, 2022		$ 341,541		$ 341,541	$ (283,077)		$ (283,077)				$ 12,148,402		$ (2,170,851)										$ 12,206,866		$ (2,112,387)	$ 1,908		$ 1,908	$ 12,208,774		$ (2,110,480)
Balance (in Shares) at Mar. 31, 2022		569,235		569,235
Derecognition on disposal of a subsidiary – GHSI																												(1,908)			(1,908)
Issue of shares				$ 30,010												14,224,240									14,254,250						14,254,250
Issue of shares (in Shares)				50,016
Share warrants exercised				$ 4,215												71,108									75,323						75,323
Share warrants exercised (in Shares)				7,025
Cost of IPO																(1,820,404)									(1,820,404)						(1,820,404)
Cost of IPO (in Shares)
Profit/(loss) for the year													(2,348,103)												(2,348,103)			712,266			(1,635,837)
Acquired in the business combination																												1,768,961			1,768,961
Other comprehensive income for the year							158,085												(714)						(157,371)			57,251			214,622
Balance at Mar. 31, 2023				$ 375,766			(124,992)						(4,518,954)			12,474,944			(714)						8,206,050			2,538,478			10,744,528
Balance (in Shares) at Mar. 31, 2023				626,276
Adjustments for modification of Reachnet Agreement												$ (14,319,254)												$ (14,319,254)						$ (14,319,254)
Profit/(loss) for the year													287,669												287,669			365,505			653,174
Other comprehensive income for the year							(29,165)												(489)						(29,654)			111,048			81,394
Issue of Shares to DTC
Issue of Shares to DTC (in Shares)				46,040
Issue of Shares to ESOP Trust													(5,720,000)									5,720,000
Issue of Shares to ESOP Trust (in Shares)				666,652
Issue of shares common stock – Lenders				$ 158,809												4,178,524									4,337,333						4,337,333
Issue of shares common stock – Lenders (in Shares)				481,187
Issue of shares common stock – Others				$ 1,421												50,874									52,295						52,295
Issue of shares common stock – Others (in Shares)				2,369
Issue of shares common stock – Directors				$ 3,000												107,400									110,400						110,400
Issue of shares common stock – Directors (in Shares)				5,000
Balance at Mar. 31, 2024				$ 538,996			(154,156)						(9,951,285)			16,811,742			(1,203)			5,720,000			12,964,094			3,015,031			15,979,125
Balance (in Shares) at Mar. 31, 2024				1,827,524
Profit/(loss) for the year													694,584												694,584			134,828			829,412
Other comprehensive income for the year							(37,617)												3,061						(34,555)			41,978			7,423
Issuance of Promissory Note (Net)										7,548,709															7,548,709						7,548,709
Reversal of ESOP Trust Reserve	[1]												5,720,000									(5,720,000)
Issue of Shares to ESOP Trust
Issue of Shares to ESOP Trust (in Shares)				115,000,000
Conversion of Promissory Note				$ 513,856						(5,917,724)						5,403,868
Conversion of Promissory Note (in Shares)				51,385,558
Cancellation of Unvested shares	[2]
Cancellation of Unvested shares (in Shares)	[2]			300,000
Issue of shares common stock – Others				$ 114,844												739,374									854,218						854,218
Issue of shares common stock – Others (in Shares)				11,484,409
Balance at Mar. 31, 2025				$ 1,167,696			$ (191,773)			$ 1,630,984			$ (3,536,701)			$ 22,954,985			$ 1,858						$ 22,027,050			$ 3,191,837			$ 25,218,887
Balance (in Shares) at Mar. 31, 2025				179,997,491

[1]	In the years ended March 31, 2025 and March 31, 2024, the Company issued restricted shares to the Lytus trust, an entity controlled by the company’s chief executive officer, for future allocation to employees by management and created an ESOP reserve by adjusting retained earnings. As per IFRS 2, share-based payment expense is to be recognized in profit or loss only when the shares are allotted or vested to employees. Since no shares were allotted, the Company has reversed the ESOP reserve in the current year. The shares held by the trust are treated as restricted shares and excluded from EPS as per IAS 33. This has no impact on profit or loss as well as on equity for the current or previous period.
[2]	During the year ended March 31, 2025, the Company has issued 300,000 common shares to employees of its subsidiaries. However, due to a breach of agreement, these shares were cancelled.